FAIR VALUE OF ASSETS AND LIABILITIES (Details 6) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		$ 1,178,678	$ 978,751
Included in earnings	[1]	(19,680)	77,799	$ 95,595
OCI			46,035
Purchases / reclassifications			282,604
Settlement			(53,139)
Prepaids			0
Transfers in to Level 3			0
Transfers out of Level 3			0
Balance as on December 31,			1,178,678	978,751
PA Viva Malls [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		388,595	0
Included in earnings		108,868	0
OCI		0	0
Purchases / reclassifications		262,918	388,595
Settlement		(2,495)	0
Prepaids		0	0
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		757,886	388,595	0
Equity securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		1,178,678	978,751
Included in earnings		107,848	(75,573)
OCI		26,736	46,035
Purchases / reclassifications		116,743	282,604
Settlement		(41,948)	(53,139)
Prepaids		0	0
Transfers in to Level 3		6,950	0
Transfers out of Level 3		(51,403)	0
Balance as on December 31,		1,343,604	1,178,678	978,751
Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		420,028	640,059
Included in earnings		(74,627)	(55,579)
OCI		0	0
Purchases / reclassifications		58,315	77,325
Settlement		(69,868)	(246,723)
Prepaids		(72)	0
Transfers in to Level 3		0	4,946
Transfers out of Level 3		(33,609)	0
Balance as on December 31,		300,167	420,028	640,059
Equity securities held for sale [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		0
Included in earnings		0
OCI		0
Purchases / reclassifications		1,345
Settlement		0
Prepaids		0
Transfers in to Level 3		1,141
Transfers out of Level 3		0
Balance as on December 31,		2,486	0
Securities issued or secured by other financial entities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Transfers out of Level 3		30,951
Securities issued or secured by other financial entities [member] | Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		405,099	629,994
Included in earnings		(70,416)	(64,739)
OCI		0	0
Purchases / reclassifications		52,316	77,263
Settlement		(58,999)	(239,769)
Prepaids		0	0
Transfers in to Level 3		0	2,350
Transfers out of Level 3		(30,951)	0
Balance as on December 31,		297,049	405,099	629,994
Other investment [Member] | Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		14,929	10,065
Included in earnings			9,160
OCI			0
Purchases / reclassifications			62
Settlement			(6,954)
Prepaids			0
Transfers in to Level 3			2,596
Transfers out of Level 3			0
Balance as on December 31,			14,929	10,065
Derivative financial instruments [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		396,318	735,928
Included in earnings		353	(25,897)
OCI		0	0
Purchases / reclassifications		264,827	130,983
Settlement		(395,986)	(497,383)
Prepaids		0	0
Transfers in to Level 3		(1,659)	27,271
Transfers out of Level 3		(36)	25,416
Balance as on December 31,		263,817	396,318	735,928
Derivative financial instruments [member] | Foreign exchange contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		378,385	726,609
Included in earnings		353	(22,727)
OCI		0	0
Purchases / reclassifications		231,260	125,632
Settlement		(378,053)	(495,525)
Prepaids		0	0
Transfers in to Level 3		103	21,267
Transfers out of Level 3		(36)	23,129
Balance as on December 31,		232,012	378,385	726,609
Derivative financial instruments [member] | Interest rate contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		17,596	9,319
Included in earnings		0	(3,170)
OCI		0	0
Purchases / reclassifications		34,067	5,014
Settlement		(17,596)	(1,858)
Prepaids		0	0
Transfers in to Level 3		(1,762)	6,004
Transfers out of Level 3		0	2,287
Balance as on December 31,		32,305	17,596	9,319
Derivative financial instruments [member] | Equity contracts [Member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		337	0
Included in earnings		0	0
OCI		0	0
Purchases / reclassifications		(500)	337
Settlement		(337)	0
Prepaids		0	0
Transfers in to Level 3		0	0
Transfers out of Level 3		0	0
Balance as on December 31,		(500)	337	$ 0
Corporate bonds [Member] | Debt securities [member]
Disclosure of fair value of assets and liabilities [Line Items]
Balance as on January 1,		14,929
Included in earnings		(4,211)
OCI		0
Purchases / reclassifications		5,999
Settlement		(10,869)
Prepaids		(72)
Transfers in to Level 3		0
Transfers out of Level 3		(2,658)
Balance as on December 31,		$ 3,118	$ 14,929

[1]	As of December 31, 2017 there is a lost in equity investments due to decrease of fair value in portfolio measured at fair value through profit or loss held by Banagricola S.A.